SEGMENT REPORTING (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015 JPY (¥) item	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
SEGMENT REPORTING
Number of operating segments | item	3
Revenue
Revenue	¥ 6,304,926	¥ 4,192,568	¥ 4,712,100
Segment Performance Measure:
Operating income (loss)	275,422	(637,993)	905,434
Interest income	1,699	691	1,326
Interest expense	(28,177)	(30,867)	(23,474)
Foreign currency exchange gains	200,438	120,246	165,664
Dividend income	9,000	6,750	4,500
Other-net	(85)	(8,030)	(3,055)
Income (loss) before income taxes	458,297	(549,203)	1,050,395
Segment Assets:
Assets	7,693,177	5,000,823
Capital expenditures on long-lived assets:
Capital expenditures	689,287	521,024	1,014,617
Other Significant Items:
Total depreciation and amortization	589,532	442,603	305,991
Japan
Capital expenditures on long-lived assets:
Capital expenditures	575,196	496,451
U.S.
Capital expenditures on long-lived assets:
Capital expenditures	89,463	8,836
Other
Capital expenditures on long-lived assets:
Capital expenditures	24,628	15,737
Operating segments
Segment Performance Measure:
Operating income (loss)	266,069	(598,616)	903,733
Other Significant Items:
Total depreciation and amortization	587,758	437,319	291,072
Operating segments | Japan
Revenue
Revenue	3,845,779	2,841,963	3,870,702
Segment Performance Measure:
Operating income (loss)	303,149	(378,553)	888,760
Segment Assets:
Assets	7,622,397	5,014,488
Capital expenditures on long-lived assets:
Capital expenditures			701,997
Other Significant Items:
Total depreciation and amortization	431,287	346,285	238,160
Operating segments | U.S.
Revenue
Revenue	2,906,016	1,805,757	1,347,928
Segment Performance Measure:
Operating income (loss)	39,926	(100,923)	98,747
Segment Assets:
Assets	2,367,794	1,166,927
Capital expenditures on long-lived assets:
Capital expenditures			166,461
Other Significant Items:
Total depreciation and amortization	113,768	49,752	29,272
Operating segments | Other
Revenue
Revenue	508,495	319,424	202,050
Segment Performance Measure:
Operating income (loss)	(77,006)	(119,140)	(83,774)
Segment Assets:
Assets	632,699	403,088
Capital expenditures on long-lived assets:
Capital expenditures			145,508
Other Significant Items:
Total depreciation and amortization	42,703	41,282	23,640
Intersegment
Revenue
Revenue	(985,830)	(795,526)	(741,050)
Segment Assets:
Assets	(2,981,224)	(1,695,823)
Intersegment | Japan
Revenue
Revenue	739,796	624,629	655,876
Intersegment | U.S.
Revenue
Revenue	121,546	59,169	76,293
Intersegment | Other
Revenue
Revenue	124,488	111,728	8,881
Operating segments, net of intersegment eliminations
Revenue
Revenue	6,274,460	4,171,618	4,679,630
Segment Assets:
Assets	7,641,666	4,888,680
Operating segments, net of intersegment eliminations | Japan
Revenue
Revenue	3,105,983	2,217,334	3,214,826
Operating segments, net of intersegment eliminations | U.S.
Revenue
Revenue	2,784,470	1,746,588	1,271,635
Operating segments, net of intersegment eliminations | Other
Revenue
Revenue	384,007	207,696	193,169
Adjustments
Revenue
Revenue	30,466	20,950	32,470
Segment Performance Measure:
Operating income (loss)	9,353	(39,377)	1,701
Segment Assets:
Assets	51,511	112,143
Capital expenditures on long-lived assets:
Capital expenditures			651
Other Significant Items:
Total depreciation and amortization	¥ 1,774	¥ 5,284	¥ 14,919